Investments held at fair value - Schedule of Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Beginning balance	£ 659	£ 719
Difference on exchange	(21)	(40)
Additions	35	214
ITC Hotels – demerger from ITC Ltd	533	0
Disposals	(835)	(288)
Reclassifications	(11)	0
Other fair value movements	(11)	54
Ending balance	349	659
Current	16	513
Non-current	333	146
Fair value through P&L
Disclosure of financial assets [line items]
Beginning balance	594	652
Difference on exchange	(20)	(40)
Additions	24	210
ITC Hotels – demerger from ITC Ltd	0	0
Disposals	(517)	(288)
Reclassifications	0	0
Other fair value movements	(9)	60
Ending balance	72	594
Current	16	513
Non-current	56	81
Fair value through OCI
Disclosure of financial assets [line items]
Beginning balance	65	67
Difference on exchange	(1)	0
Additions	11	4
ITC Hotels – demerger from ITC Ltd	533	0
Disposals	(318)	0
Reclassifications	(11)	0
Other fair value movements	(2)	(6)
Ending balance	277	65
Current	0	0
Non-current	£ 277	£ 65